Fair Value - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Brookfield SAFE liability		$ 50,000
Warrants	$ 7,614	4,108
AM SAFE liability	0	28,986
Fair Value, Recurring
Assets:
Cash equivalents	28,058	523
Total assets	28,058
Liabilities:
FPA Put Option liability	37,523
Fixed Maturity Consideration	7,228
Brookfield SAFE liability	25,150	50,000
Warrants		2,119
AM SAFE liability		28,986
Total liabilities	77,515	83,094
Fair Value, Recurring | Private placement warrants
Liabilities:
Warrants	3,915
Fair Value, Recurring | Public warrants
Liabilities:
Warrants	3,699
Fair Value, Recurring | AM SAFE warrant
Liabilities:
Warrants		1,989
Fair Value, Recurring | Level 1
Assets:
Cash equivalents	28,058	523
Total assets	28,058
Liabilities:
FPA Put Option liability	0
Fixed Maturity Consideration	0
Brookfield SAFE liability	0	0
Warrants		0
AM SAFE liability		0
Total liabilities	3,699	0
Fair Value, Recurring | Level 1 | Private placement warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 1 | Public warrants
Liabilities:
Warrants	3,699
Fair Value, Recurring | Level 1 | AM SAFE warrant
Liabilities:
Warrants		0
Fair Value, Recurring | Level 2
Assets:
Cash equivalents	0	0
Total assets	0
Liabilities:
FPA Put Option liability	0
Fixed Maturity Consideration	0
Brookfield SAFE liability	0	0
Warrants		0
AM SAFE liability		0
Total liabilities	0	0
Fair Value, Recurring | Level 2 | Private placement warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 2 | Public warrants
Liabilities:
Warrants	0
Fair Value, Recurring | Level 2 | AM SAFE warrant
Liabilities:
Warrants		0
Fair Value, Recurring | Level 3
Assets:
Cash equivalents	0	0
Total assets	0
Liabilities:
FPA Put Option liability	37,523
Fixed Maturity Consideration	7,228
Brookfield SAFE liability	25,150	50,000
Warrants		2,119
AM SAFE liability		28,986
Total liabilities	73,816	83,094
Fair Value, Recurring | Level 3 | Private placement warrants
Liabilities:
Warrants	3,915
Fair Value, Recurring | Level 3 | Public warrants
Liabilities:
Warrants	$ 0
Fair Value, Recurring | Level 3 | AM SAFE warrant
Liabilities:
Warrants		$ 1,989